Information Regarding Proved Oil and Gas Reserves (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Extractive Industries [Abstract]
Schedule of Proved Developed and Undeveloped Oil and Gas Reserve Quantities
A summary of changes in estimated quantities of proved reserves for the years ended December 31, 2014 and 2013 is as follows:

	Gas	Oil	NGLS	Total
	(MMcf)	(MBbl)	(MBbl)	(MMcfe) (1)
Company:
Estimated Proved Reserves: Balance at January 1, 2013	446	286	—	2,163
Revisions of quantity estimate	460	16	—	557
Extensions and discoveries	9	3	—	25
Production	(253)	(69)	—	(667)
Estimated Proved Reserves: Balance at December 31, 2013(2)	662	236	—	2,078
Revisions of quantity estimate	65	(67)	21	(211)
Extensions and discoveries	8	1	—	14
Production	(134)	(93)	(4)	(716)
Estimated Proved Reserves: Balance at December 31, 2014(3)	601	77	17	1,165
Company’s Share of Piceance Energy:
Estimated Proved Reserves: Balance at January 1, 2013	122,650	831	6,345	165,700
Revisions of quantity estimate	72,436	174	2,818	90,387
Extensions and discoveries	3,599	(374)	(1,334)	(6,643)
Production	(12,088)	(47)	(428)	(14,935)
Estimated Proved Reserves: Balance at December 31, 2013(2)	186,597	584	7,401	234,509
Revisions of quantity estimate	8,876	34	(1,689)	(1,054)
Extensions and discoveries	21,108	128	489	24,808
Production	(4,831)	(18)	(125)	(5,689)
Estimated Proved Reserves: Balance at December 31, 2014(3)	211,750	728	6,076	252,574
Total Estimated Proved Reserves: Balance at December 31, 2014	212,351	805	6,093	253,739
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(1)	MMcfe is based on a ratio of 6 Mcf to 1 barrel.

(2)
During 2013, the Company's estimated proved reserves, inclusive of the Company's share of Piceance Energy's estimated proved reserves, increased by 68,724 MMcfe or approximately 41%. Revisions of quantity estimates related to our share of Piceance Energy's estimated proved reserves resulted in an increase of 90,387 MMcfe from the beginning of year reserves. These revisions are primarily associated with wells that became economic during 2013.

(3)
During 2014, the Company's estimated proved reserves, inclusive of the Company's share of Piceance Energy's estimated proved reserves, increased by 17,152 MMcfe or approximately 7%. Extensions and discoveries related to our share of Piceance Energy's estimated proved reserves resulted in an increase of 24,808 MMcfe from the beginning of year reserves. These extensions and discoveries are primarily associated with successful completions by Piceance Energy.

	Gas	Oil	NGLS	Total
	(MMcf)	(MBbl)	(MBbl)	(MMcfe) (1)
Proved developed reserves
December 31, 2013	662	236	—	2,078
December 31, 2013-Company Share of Piceance Energy	45,072	165	1,627	55,829
Total December 31, 2013	45,734	401	1,627	57,907
Proved undeveloped reserves
December 31, 2013	—	—	—	—
December 31, 2013-Company Share of Piceance Energy	141,525	419	5,774	178,680
Total December 31, 2013	141,525	419	5,774	178,680
Proved developed reserves
December 31, 2014	601	77	17	1,165
December 31, 2014-Company Share of Piceance Energy	48,855	195	1,226	57,381
Total December 31, 2014	49,456	272	1,243	58,546
Proved undeveloped reserves
December 31, 2014	—	—	—	—
December 31, 2014-Company Share of Piceance Energy	162,895	533	4,850	195,193
Total December 31, 2014	162,895	533	4,850	195,193
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(1)	MMcfe is based on a ratio of 6 Mcf to 1 barrel.

	CIG per MMbtu	WTI per Bbl
Base pricing, before adjustments for contractual differentials (Company and Piceance): (1)
December 31, 2013	$3.53	$96.91
December 31, 2014	$4.36	$94.99
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(1)
Proved reserves are required to be calculated based on the 12-month, first day of the month historical average price in accordance with SEC rules. The prices shown above are base index prices to which adjustments are made for contractual deducts and other factors.

Standardized Measure of Discounted Future Cash Flows Relating to Proved Reserves Disclosure
Future net cash flows presented below are computed using applicable prices (as summarized above) and costs and are net of all overriding royalty revenue interests.

	December 31,
	2014	2013
	(in thousands)
Company:
Future net cash flows	$10,452	$26,861
Future costs:
Production	7,760	21,999
Development and abandonment	37	319
Income taxes (1)	—	—
Future net cash flows	2,655	4,543
10% discount factor	(889)	(1,006)
Standardized measure of discounted future net cash flows	$1,766	$3,537
Company’s Share of Piceance Energy:
Future net cash flows	$1,268,704	$984,205
Future costs:
Production	539,796	430,506
Development and abandonment	236,027	234,905
Income taxes (1)	—	—
Future net cash flows	492,881	318,794
10% discount factor	(322,282)	(229,469)
Standardized measure of discounted future net cash flows	$170,599	$89,325
Total Company and Company share of equity investee in the standardized measure of discounted future net revenues	$172,365	$92,862
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(1) No income tax provision is included in the standardized measure calculation shown above as we do not project to be taxable or pay cash income taxes based on its available tax assets and additional tax assets generated in the development of its reserves because the tax basis of its oil and gas properties and NOL carryforwards exceeds the amount of discounted future net earnings.

Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows
The principal sources of changes in the standardized measure of discounted net cash flows for the years ended December 31, 2014 and 2013 are as follows (in thousands):

	Year Ended December 31, 2014
	Company	Company Share of Piceance Energy	Total
Beginning of the year
Beginning of the period	$3,537	$89,325	$92,862
Sales of oil and gas production during the period, net of production costs	(1,288)	(3,763)	(5,051)
Net change in prices and production costs	(31)	35,837	35,806
Changes in estimated future development costs	118	(6,292)	(6,174)
Extensions, discoveries and improved recovery	85	4,914	4,999
Revisions of previous quantity estimates, estimated timing of development and other	(1,111)	27,632	26,521
Previously estimated development and abandonment costs incurred during the period	102	14,013	14,115
Other	—	—	—
Accretion of discount	354	8,933	9,287
End of period	$1,766	$170,599	$172,365

	Year Ended December 31, 2013
	Company	Company Share of Piceance Energy	Total
Beginning of the year
Beginning of the period	$8,010	$71,959	$79,969
Sales of oil and gas production during the period, net of production costs	(2,044)	(10,478)	(12,522)
Net change in prices and production costs	(3,833)	(2,588)	(6,421)
Changes in estimated future development costs	—	8,831	8,831
Extensions, discoveries and improved recovery	147	15,471	15,618
Revisions of previous quantity estimates, estimated timing of development and other	395	(4,948)	(4,553)
Previously estimated development and abandonment costs incurred during the period	—	3,142	3,142
Other	61	740	801
Accretion of discount	801	7,196	7,997
End of period	$3,537	$89,325	$92,862